Investment Securities - Investment Securities Available For Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	$ 39,040		$ 51,356
Available-for-sale securities, Unrealized Gains	1,246		1,272
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(36)		(318)
Available-for-sale securities, Unrealized Losses Other	(111)		(373)
Available-for-sale securities, Fair Value	40,139	[1]	51,937	[1]
U.S. Treasury and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	1,211		1,045
Available-for-sale securities, Unrealized Gains	16		13
Available-for-sale securities, Unrealized Losses Other	(1)		(1)
Available-for-sale securities, Fair Value	1,226		1,057
Collateralized debt/loan obligation asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	32		180
Available-for-sale securities, Unrealized Gains	10		31
Available-for-sale securities, Unrealized Losses Other-than-Temporary			(3)
Available-for-sale securities, Unrealized Losses Other			(2)
Available-for-sale securities, Fair Value	42		206
Asset Backed Securities Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	579		694
Available-for-sale securities, Unrealized Gains	14		16
Available-for-sale securities, Unrealized Losses Other-than-Temporary			(5)
Available-for-sale securities, Unrealized Losses Other	(1)		(24)
Available-for-sale securities, Fair Value	592		681
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	6,059		6,394
Available-for-sale securities, Unrealized Gains	396		167
Available-for-sale securities, Unrealized Losses Other			(22)
Available-for-sale securities, Fair Value	6,455		6,539
Obligations of foreign governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	6		6
Available-for-sale securities, Fair Value	6		6
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	814		1,000
Available-for-sale securities, Unrealized Gains	2		1
Available-for-sale securities, Unrealized Losses Other	(85)		(174)
Available-for-sale securities, Fair Value	731		827
Perpetual preferred securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	205		379
Available-for-sale securities, Unrealized Gains	27		25
Available-for-sale securities, Unrealized Losses Other	(14)		(86)
Available-for-sale securities, Fair Value	218		318
Other Investment [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	182		188
Available-for-sale securities, Unrealized Gains	20		15
Available-for-sale securities, Unrealized Losses Other			(1)
Available-for-sale securities, Fair Value	202		202
Residential Agency [Member] | Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	28,754		39,337
Available-for-sale securities, Unrealized Gains	746		981
Available-for-sale securities, Unrealized Losses Other	(5)		(4)
Available-for-sale securities, Fair Value	29,495		40,314
Residential Non-agency Prime [Member] | Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	641		911
Available-for-sale securities, Unrealized Gains	3		5
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(16)		(63)
Available-for-sale securities, Unrealized Losses Other	(4)		(50)
Available-for-sale securities, Fair Value	624		803
Residential Non-agency Non-prime [Member] | Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	372		1,047
Available-for-sale securities, Unrealized Gains	4		9
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(20)		(247)
Available-for-sale securities, Unrealized Losses Other	(1)		(7)
Available-for-sale securities, Fair Value	355		802
Commercial Agency [Member] | Commercial Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	185		133
Available-for-sale securities, Unrealized Gains	8		7
Available-for-sale securities, Fair Value	193		140
Non-agency [Member] | Commercial Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost			42
Available-for-sale securities, Unrealized Gains			2
Available-for-sale securities, Unrealized Losses Other			(2)
Available-for-sale securities, Fair Value			$ 42

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.